Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Aug. 01, 2018
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Aug. 01, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018
KraneShares Bloomberg Barclays China Aggregate Bond Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Index ETF
Prospectus [Line Items]
Trading Symbol	KAGG
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Prospectus [Line Items]
Trading Symbol	KBA
KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Prospectus [Line Items]
Trading Symbol	KCCB
KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Prospectus [Line Items]
Trading Symbol	KWEB
KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF
Prospectus [Line Items]
Trading Symbol	KCNY
KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Trading Symbol	KARS
KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF
Prospectus [Line Items]
Trading Symbol	KEMQ
KraneShares Emerging Markets Healthcare Index ETF | KraneShares Emerging Markets Healthcare Index ETF | KraneShares Emerging Markets Healthcare Index ETF
Prospectus [Line Items]
Trading Symbol	KMED
KraneShares MSCI All China Consumer Discretionary Index ETF | KraneShares MSCI All China Consumer Discretionary Index ETF | KraneShares MSCI All China Consumer Discretionary Index ETF
Prospectus [Line Items]
Trading Symbol	KBUY
KraneShares MSCI All China Consumer Staples Index ETF | KraneShares MSCI All China Consumer Staples Index ETF | KraneShares MSCI All China Consumer Staples Index ETF
Prospectus [Line Items]
Trading Symbol	KSTP
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Trading Symbol	KURE
KraneShares MSCI China A Inclusion Hedged Index ETF | KraneShares MSCI China A Inclusion Hedged Index ETF | KraneShares MSCI China A Inclusion Hedged Index ETF
Prospectus [Line Items]
Trading Symbol	KBAH
KraneShares MSCI All China Index ETF (formerly, KraneShares FTSE Emerging Markets Plus ETF) | KraneShares MSCI All China Index ETF | KraneShares MSCI All China Index ETF
Prospectus [Line Items]
Trading Symbol	KALL
KraneShares MSCI China Environment Index ETF | KraneShares MSCI China Environment Index ETF | KraneShares MSCI China Environment Index ETF
Prospectus [Line Items]
Trading Symbol	KGRN
KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF
Prospectus [Line Items]
Trading Symbol	OBOR
KraneShares Zacks New China ETF (previously known as the KraneShares CSI New China ETF) | KraneShares Zacks New China ETF | KraneShares Zacks New China ETF
Prospectus [Line Items]
Trading Symbol	KFYP